OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER ASSETS
Schedule of Other Assets
			Change
	12/31/2025	12/31/2024	$	%

Deferred offering costs	1,025,195	1,025,195	-	0%
	1,025,195	1,025,195	-	0%